LEASES (Details 2) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020
Leases.
Operating lease expense	$ 88,888	$ 88,888	$ 177,777	$ 169,029
Short-term lease expense	4,200	2,603	8,400	3,250
Total lease expense	$ 93,088	$ 91,491	$ 186,177	$ 172,279